Income taxes - Schedule of Net Operating Loss Carryforwards and Research and Development Tax Credit Carryforwards (Details) $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Valuation Allowance [Line Items]
Valuation allowance, Beginning Period	$ 0
Increases recorded to income tax provision	7,556
Valuation allowance, Ending Period	$ 7,556